Interest in Other Entities (Details) - Schedule of General Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel
Ownership rights held by the Company	34.87%
Ownership rights held by non- controlling interests	65.13%
Eventer [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel
Ownership rights held by the Company	46.21%
Ownership rights held by non- controlling interests	53.79%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	USA
Ownership rights held by the Company	67.00%
Ownership rights held by non- controlling interests	33.00%
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	USA
Ownership rights held by the Company	90.00%
Ownership rights held by non- controlling interests	10.00%
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel
Ownership rights held by the Company	42.25%
Ownership rights held by non- controlling interests	57.75%
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business		Israel
Ownership rights held by the Company		35.94%
Ownership rights held by non- controlling interests		64.06%
Eventer [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business		Israel
Ownership rights held by the Company		46.21%
Ownership rights held by non- controlling interests		53.79%
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business		Israel
Ownership rights held by the Company		100.00%
Ownership rights held by non- controlling interests
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business		USA
Ownership rights held by the Company		90.00%
Ownership rights held by non- controlling interests		10.00%
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business		Israel
Ownership rights held by the Company		42.25%
Ownership rights held by non- controlling interests		57.75%